ADDITIONAL FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended
	Oct. 31, 2011 License agreement with affiliate of Donna Karan International, Inc. ("DKI")	Sep. 29, 2012 License agreement with affiliate of Donna Karan International, Inc. ("DKI")	Nov. 02, 2011 Trademark rights for LIZ CLAIBORNE family brands and MONET brand	Oct. 11, 2011 DANA BUCHMAN and KENSIE, KENSIE GIRL and MAC & JAC trademarks	Oct. 01, 2011 Trademarks for former Curve brand and selected other smaller fragrance brands	Oct. 01, 2011 Trademarks for former Curve brand and selected other smaller fragrance brands	Aug. 11, 2011 Trademarks for former Curve brand and selected other smaller fragrance brands
Licensing-Related Transactions
Aggregate consideration of sale of intangible assets under disposal or sale transactions			$ 267.5	$ 39.8			$ 58.4
Pretax gain on sale of intangible assets under disposal or sale transactions					15.6	15.6
Early termination fee paid	8.5
Termination fees paid in connection with previously terminated license agreement	$ 3.7
Period by which termination agreement is terminated ahead of scheduled maturity		1 year